Shareholders' Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 14, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) shares	Jul. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares ₨ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Nov. 02, 2023 shares	Dec. 27, 2021 $ / shares shares
Stockholders Equity [Line Item]
Authorized share capital								150,000,000
Market price | (per share)				$ 7.76	₨ 2.73
Aggregate of shares	187,225			2,393,740	2,393,740	140,135			100,000
Price of per share (in Dollars per share) | $ / shares	$ 22.7								$ 20
Gross proceeds issuance costs (in Dollars) | $	$ 4,256
Issuance costs (in Dollars) | $	$ 681			$ 1,116
Aggregate amount (in Dollars) | $				1,050
Non-recourse loan (in Dollars) | $				$ 400
Interest rate				8.00%	8.00%
Share-based expenses (in Dollars) | $				$ 933		$ 1,679	$ 2,356
Exercise price (in Dollars per share) | $ / shares				$ 2.72
Risk-free interest rate				5.32%		4.59%
Expected term				2 years 6 months
Expected volatility				91.00%		69.28%
Issued an aggregate				91,851
Warrants to purchase				91,851
Exercise price (in Dollars per share) | $ / shares				$ 2.27	₨ 2.27
Issuance cost (in Dollars) | $				$ 209
Exercise of warrants				95,225
Exercised of ADSs				30,617
Ordinary shares				306,170
Agent warrants exercised				259,000
Agents warrants				30,617
Ordinary shares value (in Dollars) | $				$ 70	₨ 70
Representing earn-out payments (in Dollars) | $
Earn-out Share issuance [Member]
Stockholders Equity [Line Item]
Ordinary shares		4,454,545	2,181,009
Representing earn-out payments (in Dollars) | $		$ 1,050	$ 1,050
Chief Executive Officer [Member]
Stockholders Equity [Line Item]
Share-based expenses (in Dollars) | $				$ 19
Interest rate risk [member]
Stockholders Equity [Line Item]
Risk-free interest rate				4.84%
Expected volatility				84.85%
PP Warrants [Member]
Stockholders Equity [Line Item]
Expected term				2 years 6 months
Warrants				1,116	1,116
Exercised of ADSs				95,225
Ordinary shares				952,250
PP Warrants [Member] | Interest rate risk [member]
Stockholders Equity [Line Item]
Risk-free interest rate				4.84%
Expected volatility				84.85%
Black Scholes Model [Member]
Stockholders Equity [Line Item]
Risk-free interest rate				4.92%
Expected term				2 years 5 months 15 days
Expected volatility				84.25%
ATM Offering [Member]
Stockholders Equity [Line Item]
Issuance costs (in Dollars) | $				$ 164
Ordinary shares value (in Dollars) | $				$ 768	₨ 768